Other Financial Statement Disclosures - Narrative (Details) $ in Millions		3 Months Ended
	Jan. 05, 2018 USD ($) drilling_unit	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Supplemental Cash Flow Information [Line Items]
Number of Rigs Purchased at Auction | drilling_unit	2
Supplemental Cash Flow Information
Accrued capital expenditures		$ 27.1	$ 17.0
Income Taxes
Effective tax rate		(6.50%)	(5.90%)
Provision (benefit) for income taxes		$ 8.0	$ 6.2
P-59 [Member]
Supplemental Cash Flow Information [Line Items]
Purchase Price of Rigs Won at Auction	38.5
P-60 [Member]
Supplemental Cash Flow Information [Line Items]
Purchase Price of Rigs Won at Auction	38.5
P-59 and P60 Rigs [Member]
Supplemental Cash Flow Information [Line Items]
Purchase Price of Rigs Won at Auction	77.0
Security Deposit				$ 7.7
Purchase Price of Rigs Won at Auction less Deposit	69.3
Transaction Costs	$ 1.5